Financial risk management - Foreign Exchange Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management
Trade accounts receivable	$ 173,204	$ 182,713
Total assets	5,735,406	5,961,524
Loans and financing	1,424,867	1,447,299	$ 1,144,385
Trade payables	387,225	329,814
Total liabilities	2,833,605	3,052,621
Foreign currencies
Financial risk management
Cash, cash equivalents and financial investments	140,860	229,877
Derivative financial instruments	11,205	4,280
Trade accounts receivable	39,000	66,834
Total assets	191,065	300,991
Loans and financing	123,471	161,706
Derivative financial instruments	14,222	3,634
Trade payables	4,689	78,286
Total liabilities	142,382	243,626
Net assets	$ 48,683	$ 57,365